Material Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Net cash from operating activities	$ 282,648	$ 255,279	$ 191,599
Net cash used in investing activities	(2,180,883)	(928,683)	(785,575)
Net cash from financing activities	2,006,479	671,096	800,836
Decrease in cash and cash equivalents	$ 108,244	(2,308)	206,860
As reported [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities		193,072	149,620
Net cash used in investing activities		(941,367)	(798,065)
Net cash from financing activities		745,987	855,305
Decrease in cash and cash equivalents		(2,308)	206,860
Adjustments [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities		62,207	41,979
Net cash used in investing activities		12,684	12,490
Net cash from financing activities		(74,891)	(54,469)
Decrease in cash and cash equivalents		$ 0	$ 0